Segment information - Major Customers (Details) - Contract Revenues - Customer Concentration Risk	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
ConocoPhillips
Revenue, Major Customer [Line Items]
Concentration risk percentage	19.00%	13.00%
Lundin
Revenue, Major Customer [Line Items]
Concentration risk percentage	12.00%	0.00%
Equinor
Revenue, Major Customer [Line Items]
Concentration risk percentage	13.00%	19.00%
Sonagol
Revenue, Major Customer [Line Items]
Concentration risk percentage	10.00%	9.00%
Saudi Aramco
Revenue, Major Customer [Line Items]
Concentration risk percentage	9.00%	10.00%
Northern Ocean
Revenue, Major Customer [Line Items]
Concentration risk percentage	5.00%	14.00%